INCOME TAXES (Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expenditures deductible for tax purpose in future years
Accrued legal and professional fees	$ 14	$ 30
Accrued bonus	56	165
Other	1,098	238
Tax losses	9,516	5,217
Depreciation and amortization	64	82
Total deferred tax assets	10,748	5,732
Valuation allowance	(9,516)	(5,217)	(3,535)	(1,912)
Deferred tax assets	1,232	515
Interest income taxable for tax purpose in future years	(160)	(343)
Deferred tax liability arising from withholding tax on undistributed profits	(919)	(3,589)
Total deferred tax liabilities	(1,079)	(3,932)
Deferred tax (liabilities) assets, net	$ 153	$ (3,417)